Trading liabilities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Total	$ (393)	$ 3,479	$ 11,461
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total	(60)	(9)	(310)
Cross Currency Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total	0	67	0
Cross Currency Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total	0	3,236	11,537
Forward Foreign Exchange [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total	(333)	(6)	27
Future [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total	$ 0	$ 191	$ 207